DISCONTINUED OPERATIONS (Detail Textuals) - USD ($) $ in Thousands		1 Months Ended
	Jul. 12, 2013	May 31, 2014
Asset Sale
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Purchase price released from escrow	$ 1,300	$ 1,300
Working capital adjustment provisions		$ 250
Life Science
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Proceeds from sale of assets, net of transaction fees	$ 16,000